Fee and commission expense (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fee and commission expense [Abstract]
Commissions assigned to third parties	[1]	R$ 3,639,239	R$ 2,364,119	R$ 1,975,379
Other fees and commissions		1,040,066	1,232,174	1,118,296
Total		R$ 4,679,306	R$ 3,596,293	R$ 3,093,675

[1]	Composed, mainly, by credit cards.